PIMCO New York Municipal Bond Fund Expense Example - PIMCO New York Municipal Bond Fund	Mar. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	561
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	683
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	800
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,164
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	$ 1,616